Employee Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Defined contribution saving plan, vesting period	5 years
Defined contribution saving plan cost	$ 0.6	$ 0.6